Commitments and Contingencies - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Facility	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Severance payments related to restructuring	$ 8
Committed total of property, plant and equipment expenditure	10
Commitments for outsourced services	42
Operating lease commitments	184
Minimum non-cancelable sublease rental commitments	11
Rent expense	$ 46	$ 39	$ 29
Number of sites cited as potentially responsible party | Facility	9
Number of previously and currently owned sites with potential remediation obligations | Facility	3